ALLIANCEBERNSTEIN INTERMEDIATE DIVERSIFIED MUNICIPAL PORTFOLIO

          ALLIANCEBERNSTEIN INTERMEDIATE CALIFORNIA MUNICIPAL PORTFOLIO

           ALLIANCEBERNSTEIN INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO



                     Supplement dated April 29, 2003, to the

                         Prospectus dated March 31, 2003

The third sentence in the second paragraph of the section captioned "Swaps" under the heading "Description of Additional Investment Practices: Derivatives" appearing on page 31 is amended by deleting the sentence and adding the following:

         A Portfolio will enter into swap transactions only with counterparties whose debt securities (or whose guarantors' debt securities) are rated at least A (or the equivalent) by at least one nationally recognized statistical rating organization and are on the Adviser's approved list of swap counterparties for that Portfolio.



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         ALLIANCEBERNSTEIN INTERMEDIATE DIVERSIFIED MUNICIPAL PORTFOLIO

          ALLIANCEBERNSTEIN INTERMEDIATE CALIFORNIA MUNICIPAL PORTFOLIO

           ALLIANCEBERNSTEIN INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO



                     Supplement dated April 29, 2003, to the

           Statement of Additional Information dated February 1, 2003, as amended March 31, 2003

The fourth sentence in the first paragraph on page A-66 under the caption "Swaps, Caps and Floors" is amended by deleting such sentence and adding the following:

         A Portfolio will enter into interest rate swap, cap or floor transactions only with counterparties whose debt securities (or whose guarantors' debt securities) are rated at least A (or the equivalent) by at least one nationally recognized statistical rating organization and are on the Adviser's approved list of swap counterparties for that Portfolio.

The second full paragraph on page A-67 under the caption "Credit Default Swap Agreements" is amended by deleting such paragraph and adding the following:

         A Portfolio will enter into credit default swap transactions only with counterparties whose debt securities (or whose guarantors' debt securities) are rated at least A (or the equivalent) by least one nationally recognized statistical rating organization and are on the Adviser's approved list of swap counterparties for that Portfolio.







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